SEMI-ANNUAL REPORT

          SEPTEMBER 30, 2002




                                                  BROKERAGE
                                                  CASH
                                                  RESERVES

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

              President's Letter ...............................  1
              Portfolio Manager's Report: ......................  2
              Statement of Assets and Liabilities ..............  3
              Statements of Operations .........................  4
              Statements of Changes in Net Assets ..............  5
              Financial Highlights .............................  6
              Notes to Financial Statements ....................  7
              Portfolio of Investments ......................... 11
              Director/Trustee and Officer Information ......... 13

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the September 30, 2002 Semi-Annual Report for the Brokerage Cash Reserves.

During the six months ended September 30, 2002, a weak economy and continued accounting scandals in the corporate sector took their toll on the equity markets. During that time period, the Dow Jones Industrial Average dropped 26.3% and the Standard & Poor's 500 Index fell 28.4%.

Similarly, the high yield market was plagued by liquidity fears and disappointing earnings as reflected in the 9.2% drop in the Lehman Brothers High Yield Bond Index for the six months ended September 30, 2002.

In contrast, declining interest rates allowed the Lehman Brothers Aggregate Bond Index to post a return of 8.5% for the same period.

The past six months have reaffirmed the importance of certain fundamental investing principles, including maintaining a long-term perspective with a diversified portfolio of investments. The ING Funds family offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerly,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds Services, LLC

October 15, 2002

BROKERAGE CASH RESERVES                               Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Jennifer J. Thompson, CFA, Vice President, ING Investments, LLC

GOALS: The ING Brokerage Cash Reserve Fund (the "Fund") seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

MARKET OVERVIEW: The past six months were marked by an ongoing tempering of expectations for a quick economic recovery and increasing inflation. Softer economic data, combined with the continued malaise in equity markets and the dollar, have encouraged a growing expectation that prospects for a Fed tightening are becoming more distant. Credit concerns remain in the forefront, as pharmaceutical companies joined the auto, utility and telecommunications sectors in being pressured by accounting irregularities, corporate governance and earnings concerns. The prospect of war in Iraq has added to these economic uncertainties. As the equity market continues to dig lower, bond market participants have raised the possibility of a Fed easing.

With the gloomy political and credit outlook causing a flight to quality and subdued expectations of an Federal Open Markets Committee ("FOMC") tightening, commercial paper spreads to Treasury Bills narrowed significantly, and the money market curve moved from a positive to a negative slope. The continuing commercial paper supply/demand imbalance continues to keep spreads between quality classes tight as well.

PORTFOLIO SPECIFICS: A consistent overweighting in asset-backed notes and a strong weighting of floating rate instruments contributed positively to performance. We also lowered the fund's weighted average maturity to a neutral level relative to our peers by keeping the majority of our purchases within the 30-day maturity range. Finally, we bought securities in the three- to six-month range whenever technical factors caused rates to rise temporarily.

MARKET OUTLOOK: Indicators are ambiguous about the current health of the economy and are likely to remain so, particularly as long as geopolitical risks are high. Against this backdrop, fund investments will likely be made with expectations of a modest economic recovery and a view that the Fed Funds rate is currently accommodative.

PRINCIPAL RISK FACTOR(S): An investor in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER'S, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

    STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Short-term investments, at amortized cost                         $ 408,281,536
Cash                                                                        599
Receivables:
 Dividends and interest                                                 198,234
Prepaid expenses                                                              9
Reimbursement due from manager                                           23,643
                                                                  -------------
   Total assets                                                     408,504,021
                                                                  -------------
LIABILITIES:
Payable for investment securities purchased                           7,722,257
Payable to affiliates                                                   252,731
Payable for dividends to shareholders                                   296,441
Other accrued expenses and liabilities                                   86,097
                                                                  -------------
   Total liabilities                                                  8,357,526
                                                                  -------------
NET ASSETS (EQUIVALENT TO $1.00 PER SHARE ON
  401,228,588 SHARES OUTSTANDING)                                 $ 400,146,495
                                                                  =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital-shares of beneficial interest at
  $.001 par value (1 billion shares authorized)                     401,228,588
Undistributed net investment income                                      50,229
Accumulated net realized loss on investments                         (1,132,322)
                                                                  -------------
NET ASSETS                                                        $ 400,146,495
                                                                  =============

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                            SIX MONTHS     FIVE MONTHS       YEAR
                                                               ENDED          ENDED          ENDED
                                                           SEPTEMBER 30,    MARCH 31,     OCTOBER 31,
                                                               2002          2002(1)         2001
                                                           ------------   ------------   ------------
INVESTMENT INCOME:
Interest                                                   $  3,812,785   $  3,870,416   $ 19,059,109
                                                           ------------   ------------   ------------
     Total investment income                                  3,812,785      3,870,416     19,059,109
                                                           ------------   ------------   ------------
EXPENSES:
Investment management fees                                      378,753        329,943        750,023
Distribution fees                                             1,230,945      1,072,316      2,437,574
Transfer agent fees                                              99,852         80,834        192,335
Administrative and service fees                                 151,501        164,972        375,011
Shareholder reporting expenses                                   22,528         33,714         43,311
Registration and filing fees                                     11,910             --         21,411
Professional fees                                                11,124          8,751         18,931
Custody and accounting fees                                      28,360          4,728         13,011
Directors' fees                                                   3,297          8,015         10,727
Insurance expenses                                                1,471             --             --
Miscellaneous expenses                                              436          8,890         31,568
                                                           ------------   ------------   ------------
     Total expenses                                           1,940,177      1,712,163      3,893,902
Less:
  Waived and reimbursed fees                                    141,106        144,868        368,858
                                                           ------------   ------------   ------------
  Net expenses                                                1,799,071      1,567,295      3,525,044
                                                           ------------   ------------   ------------
Net investment income                                         2,013,714      2,303,121     15,534,065
                                                           ------------   ------------   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                           6,456        143,059       (888,677)
                                                           ------------   ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $  2,020,170   $  2,446,180   $ 14,645,388
                                                           ============   ============   ============

----------
(1)  The Fund changed its fiscal year-end from October 31 to March 31.

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                    SIX MONTHS            FIVE MONTHS              YEAR
                                                       ENDED                 ENDED                ENDED
                                                SEPTEMBER 30, 2002     MARCH 31, 2002(1)     OCTOBER 31, 2001
                                                ------------------     -----------------     ----------------
FROM OPERATIONS:
Net investment income                              $   2,013,714         $   2,303,121         $  15,534,065
Net realized gain (loss) on investments                    6,456               143,059              (888,677)
                                                   -------------         -------------         -------------
Net increase in net assets resulting from
  operations                                           2,020,170             2,446,180            14,645,388
                                                   -------------         -------------         -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                 (1,983,566)           (2,366,687)          (15,486,017)
                                                   -------------         -------------         -------------
Total distributions                                   (1,983,566)           (2,366,687)          (15,486,017)
                                                   -------------         -------------         -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                     106,202,131            78,428,819           276,945,746
Shares resulting from dividend
  reinvestments                                        1,983,273             2,366,687            15,486,530
                                                   -------------         -------------         -------------
                                                     108,185,404            80,795,506           292,432,276
Cost of shares redeemed                              (92,495,586)          (96,330,037)         (206,652,682)
                                                   -------------         -------------         -------------
Net increase (decrease) in net assets
  resulting from capital share transactions           15,689,818           (15,534,531)           85,779,594
                                                   -------------         -------------         -------------
Net increase (decrease) in net assets                 15,726,422           (15,455,038)           84,938,965
NET ASSETS:
Beginning of period                                  384,420,073           399,875,111           314,936,146
                                                   -------------         -------------         -------------
End of period                                      $ 400,146,495         $ 384,420,073         $ 399,875,111
                                                   =============         =============         =============
Undistributed net investment income at
  end of period                                    $      50,229         $      20,081         $      83,647
                                                   =============         =============         =============

----------
(1)  The Fund changed its fiscal year-end from October 31 to March 31.

                 See Accompanying Notes to Financial Statements

BROKERAGE CASH RESERVES (Unaudited)                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                          SIX MONTHS    FIVE MONTHS                              SEPTEMBER 7,
                                                             ENDED         ENDED                                  1999(1) TO
                                                         SEPTEMBER 30,   MARCH 31,      YEAR ENDED OCTOBER 31,    OCTOBER 31,
                                                             2002         2002(5)        2001          2000          1999
                                                            -------       -------       -------       -------       -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $        1.00          1.00          1.00          1.00          1.00
 Income from investment operations:
 Net investment income                                $        0.01          0.01          0.04          0.05          0.01*
 Total from investment operations                     $        0.01          0.01          0.04          0.05          0.01
 Less distributions from:
 Net investment income                                $        0.01          0.01          0.04          0.05          0.01
 Total distributions                                  $        0.01          0.01          0.04          0.05          0.01
 Net asset value, end of period                       $        1.00          1.00          1.00          1.00          1.00
 TOTAL RETURN(2):                                     %        0.53          0.59          4.24          5.56          0.70

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $     400,146       384,420       399,875       314,936       277,611
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)       %        0.95          0.95          0.94          0.95          0.95
 Gross expenses prior to expense reimbursement(3)     %        1.02          1.04          1.04          1.03          1.22
 Net investment income after expense
 reimbursement(3)(4)                                  %        1.06          1.40          4.14          5.45          4.62

----------
(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses: excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(5)  The Fund changed its fiscal year-end from October 31 to March 31.
* Per share date calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

       NOTES TO FINANCIAL STATEMENTS as of September 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty-two separate investment series which comprise the company. The one that is in this report is Brokerage Cash Reserves ("Fund", formerly Aetna Brokerage Cash Reserves).

On January 1, 2002, the Company changed its principal underwriter from Aeltus Capital, Inc. (ACI) to ING Funds Distributor, LLC. On March 1, 2002, ING Investments, LLC (ING Investments) replaced Aeltus Investment Management, Inc. (Aeltus), as the investment adviser to the Fund. ING Investments has engaged Aeltus to serve as the subadviser to the Fund effective March 1, 2002. ING Funds Distributor, LLC, ING Investments and Aeltus are indirect wholly owned subsidiaries of ING Groep N.V. (ING Groep). ING Groep is a global financial institution active in the field of insurance, banking and asset management in more that 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C. DISTRIBUTIONS TO SHAREHOLDERS. The Fund records distributions to its shareholders on ex-date. Dividends are declared daily from net investment income and paid monthly, generally on the last business day of each month. Distribution of net realized gains, if any, will be declared and paid at least annually by the Fund.

D. FEDERAL INCOME TAXES. It is the policy of the Fund, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, the Fund intends not to be subject to any federal excise tax. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E. USE OF ESTIMATES. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

F. REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller

--------------------------------------------------------------------------------

     defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

G. SECURITIES LENDING. The Fund had the option to temporarily loan 331|M/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities. During the six-months ended September 30, 2002, the Fund did not loan any securities.

H. ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Fund will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

NOTE 3 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Fund has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager" the "Investment Manager" or the "Adviser"), a wholly-owned subsidiary of ING Groep. The investment management agreement compensates the Manager with a fee at an annual rate of 0.20% of its average daily net assets.

The Adviser entered into a subadvisory agreement with Aeltus effective March 1, 2002. Aeltus manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations, subject to oversight by the Adviser. The subadvisory agreement with Aeltus provides that the Adviser will pay Aeltus a subadvisory fee at an annual rate of 0.090% based on the Fund's average daily net assets.

Pursuant to the Administrative Services Agreement effective April 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets. Prior to April 1, 2002, Aeltus acted as administrator to the Fund.

NOTE 4 -- DISTRIBUTION AND SERVICE FEES

The Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, the Fund pays the Distributor a combined Distribution and Service Fee of 0.65% of the average daily net assets. Prior to January 1, 2002, the Shareholder Services and Distribution fees were paid to ACI.

--------------------------------------------------------------------------------

NOTE 5 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At September 30, 2002 the Fund had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 3, 4 and 6):

                                               ACCRUED
         ACCRUED                             SHAREHOLDER
       INVESTMENT           ACCRUED          SERVICES AND
       MANAGEMENT       ADMINISTRATIVE       DISTRIBUTION
          FEES               FEES                FEES           TOTAL
          ----               ----                ----           -----
         64,803             25,921             162,007         252,731

NOTE 6 -- EXPENSE LIMITATIONS

The Investment Manager is contractually obligated through December 31, 2002 to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to 0.95% of the average daily net assets.

The Fund will at a later date reimburse the Investment Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund. Actual expense ratios are included in the Financial Highlights.

NOTE 7 -- LINE OF CREDIT

The Fund included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement ") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to:(1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At September 30, 2002, the Fund did not have any loans outstanding under the line of credit.

NOTE 8 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                    SIX MONTHS            FIVE MONTHS              YEAR
                                                       ENDED                 ENDED                ENDED
                                                SEPTEMBER 30, 2002     MARCH 31, 2002(1)     OCTOBER 31, 2001
                                               --------------------   -------------------   -----------------
BROKERAGE CASH RESERVES
 (Number of shares) Shares sold                     107,867,013             78,428,819          276,945,746
Shares issued as reinvestment of dividends              318,391              2,366,687           15,486,530
Shares redeemed                                     (92,495,586)           (96,330,037)        (206,652,682)
                                                    -----------            -----------         ------------
Net increase (decrease) in shares
 outstanding                                         15,689,818            (15,534,531)          85,779,594
                                                    ===========            ===========         ============
BROKERAGE CASH RESERVES ($)
 (Number of shares) Shares sold                   $ 107,867,013          $  78,428,819       $  276,945,746
Shares issued as reinvestment of dividends              318,391              2,366,687           15,486,530
Shares redeemed                                     (92,495,586)           (96,330,037)        (206,652,682)
                                                  -------------          -------------       --------------
Net increase (decrease) in shares
 outstanding                                      $  15,689,818          $ (15,534,531)      $   85,779,594
                                                  =============          =============       ==============

----------
(1) The Fund changed its fiscal year-end from October 31 to March 31.

--------------------------------------------------------------------------------

NOTE 9 -- CHANGES IN THE FUND'S YEAR-END

Effective March 1, 2002 the Fund changed it year-end to March 31 from October
31. This change was done to facilitate the administration of the Fund.

NOTE 10 -- SUBSEQUENT EVENTS

DIVIDENDS. Subsequent to September 30, 2002 the following Funds declared dividends from net investment income of:

       PER SHARE
         AMOUNT              PAYABLE DATE            RECORD DATE
         ------              ------------            -----------
        $ 0.0007           November 1, 2002             Daily

NOTE 11 -- CHANGE IN FUNDS' AUDITORS

KPMG LLP ("KPMG") previously served as independent auditors for Brokerage Cash Reserves (the "Fund"). On April 3, 2002 the Fund's Board of Directors dismissed KPMG and selected PricewaterhouseCoopers, LLP as independent auditors for the Fund for fiscal year ended March 31, 2003 upon the recommendation of the Fund's Audit Committee. The Board's selection of PricewaterhouseCoopers LLP did not result from any disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement.

The audit reports of KPMG on the financial statements of the Fund as of and for the five-month period ended March 31, 2002 and for the years ended October 31, 2001, and 2000 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

ING
Brokerage
Cash
Reserves
          PORTFOLIO OF INVESTMENTS as of September 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount                                                               Value
  ------                                                               -----
ASSET-BACKED SECURITIES: 44.08%
$   823,227    Amercredit Auto Trust, 1.920%, due 03/12/03         $    823,227
  2,106,913    Carmax Auto Owner Trust, 1.890%, due 06/16/03          2,106,913
  7,108,633    Caterpillar Financial Asset, 1.818%, due 07/25/03      7,108,633
  5,353,883    Chase Manhattan Auto, 1.929%, due 06/16/03             5,353,883
  1,822,890    Chase Manhattan Auto, 1.943%, due 03/17/03             1,822,890
  5,500,000    Ciesco L.P., 1.760%, due 11/07/02                      5,490,051
  9,000,000    Corporate Asset Funding, 1.750%, due 10/28/02          8,988,188
  5,000,000    Delaware Funding Corp., 1.770%, due 10/22/02           4,994,838
  9,500,000    Delaware Funding Corp., 1.780%, due 10/21/02           9,490,606
  8,000,000    Edison Asset Securities, LLC, 1.750%, due 12/13/02     7,971,611
  2,506,831    Franklin Auto Trust, 1.926%, due 06/20/03              2,506,831
  4,170,000    Holmes Financing PLC, 1.833%, due 10/15/02             4,170,000
    666,204    Honda Auto Receivable, 1.820%, due 02/15/03              666,204
  3,736,367    Honda Auto Receivable, 1.950%, due 06/13/03            3,736,367
  6,765,217    Nissan Auto Receivables, 1.704%, due 09/08/03          6,765,217
    197,526    Nissan Auto Receivables, 1.844%, due 02/10/03            197,526
  5,000,000    Park Avenue Receivable, 1.740%, due 12/04/02           4,984,533
  6,500,000    Park Avenue Receivable, 1.760%, due 10/15/02           6,495,551
  7,000,000    Park Avenue Receivable, 2.000%, due 10/01/02           7,000,000
 14,000,000    Permanent Financing, 1.790%, due 06/10/03             14,000,000
  9,000,000    Preferred Receivable Funding, 1.780%, due 10/18/02     8,992,435
  6,461,508    Rasc home Equity Mortgage, 1.730%, due 08/25/03        6,461,508
  9,800,000    Republic of Argentina, 0.000%, due 10/15/02            9,790,918
  8,882,931    TRIAD Auto Receivables, 1.723%, due 09/12/03           8,882,931
  1,150,141    UACSC Owner Trust, 1.880%, due 04/04/03                1,150,141
 10,944,554    WFS Financial Owner Trust, 1.733%, due 08/20/03       10,944,554
 15,000,000    Windmill Funding Corp., 1.750%, due 10/01/02          15,000,000
  2,300,000    Windmill Funding Corp., 1.990%, due 10/01/02           2,300,000
  8,190,152    World Omni Auto Receivable, 1.870%, due 07/15/03       8,190,152
                                                                   ------------
               Total Asset-Backed Securities
                 (Cost $176,385,708)                                176,385,708
                                                                   ------------
COMMERCIAL PAPERS: 38.51%
               BRANCHES AND AGENCIES OF FOREIGN BANKS: 2.37%
  9,500,000    Dexia Delaware, Inc., 1.770%, due 10/28/02             9,487,389
                                                                   ------------
               AGENCY: 0.37%
  1,495,000    Federal Home Loan Bank, 1.830%, due 10/01/02           1,495,000
                                                                   ------------
               CASH - GRAINS: 2.44%
  9,778,000    Cargill Global Funding, 2.000%, due 10/01/02           9,778,000
                                                                   ------------
               CHEMICALS: 1.49%
  6,000,000    E.I. Du Pont De Nemours, 1.720%, due 12/04/02          5,981,653
                                                                   ------------
               COLLATERERALIZED DEBT OBLIGATIONS: 2.24%
  9,001,000    Long Lane Master Trust, 1.760%, due 11/20/02           8,978,998
                                                                   ------------
               COMMERCIAL BANKING: 2.12%
  8,500,000    Variable Funding Capital, 1.720%, due 10/22/02         8,491,472
                                                                   ------------
               COMPUTER: 2.37%
  9,500,000    IBM, 1.700%, due 11/22/02                              9,476,672
                                                                   ------------
               FINANCE - BROKER: 4.75%
  9,500,000    Morgan Stanley Dean Witter, 1.760%, due 10/16/02       9,493,033
  9,500,000    Saloman Smith Barney, 1.750%, due 11/19/02             9,477,372
                                                                   ------------
                                                                     18,970,405
                                                                   ------------
               FINANCE - COMMERCIAL: 1.45%
  5,800,000    Transamerica Financial, 1.770%, due 10/22/02           5,794,012
                                                                   ------------
               FINANCE - LEASING: 1.99%
  3,500,000    Enterprise Fundind Corp., 1.770%, due 11/13/02         3,492,600
  4,500,000    Intl. Lease Finance Corp., 1.820%, due 01/30/03        4,472,473
                                                                   ------------
                                                                      7,965,073
                                                                   ------------
               FINANCE - OTHER: 3.74%
 15,000,000    CDC Commercial Paper, 1.720%, due 10/31/02            14,978,500
                                                                   ------------
               MEDICAL: 2.37%
  9,500,000    Pfizer, Inc., 1.730%, due 11/14/02                     9,479,913
                                                                   ------------
               PHARMACEUTICAL: 4.26%
 17,000,000    Wyeth Corp., 1.870%, due 12/20/02                     17,000,000
                                                                   ------------
               RETAIL: 0.93%
  3,730,000    Walmart Stores, Inc., 1.780%, due 10/03/02             3,729,631
                                                                   ------------
               TELECOMUNICATION: 3.25%
 13,000,000    Verizon Global Funding, 1.800%, due 03/18/03          12,998,803
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Brokerage
Cash
Reserves
    PORTFOLIO OF INVESTMENTS as of September 30, 2002 (Unaudited)(Continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                               Value
  ------                                                               -----
               WIRELESS EQUIPMENT: 2.37%
$ 9,500,000    Bellsouth Corp., 1.800%, due 10/04/02               $  9,498,575
                                                                   ------------
               Total Commercial Papers
                 (Cost $154,104,096)                                154,104,096
                                                                   ------------
CORPORATE NOTES: 19.44%
               BANKS: 5.10%
  5,000,000    American Express Centurion, 1.834%, due
                 04/29/03                                             5,000,595
  7,700,000    First Chicago, 1.898%, due 02/18/03                    7,704,805
  2,150,000    First Union Corp., 7.250%, due 02/15/03                2,187,998
  5,500,000    Keybank, 1.795%, due 11/01/02                          5,499,587
                                                                   ------------
                                                                     20,392,985
                                                                   ------------
               COLLATERERALIZED DEBT OBLIGATIONS: 2.37%
  2,000,000    Syndicated Loan Funding, 1.850%, due 12/09/02          2,000,000
  7,500,000    Syndicated Loan Funding, 1.960%, due 01/15/03          7,500,000
                                                                   ------------
                                                                      9,500,000
                                                                   ------------
               DIVERSIFIED FINANCIAL SERVICES: 2.50%
  5,000,000    General Electric Capital, 1.820%, due 01/22/03         5,000,404
  5,000,000    General Electric Capital, 1.840%, due 10/09/03         5,000,000
                                                                   ------------
                                                                     10,000,404
                                                                   ------------
               FINANCE - AUTO: 2.51%
 10,000,000    American Honda Finance, 1.750%, due 11/12/02           9,979,583
     53,918    Ford Credit Auto Trust, 2.010%, due 03/17/03              53,918
                                                                   ------------
                                                                     10,033,501
                                                                   ------------
               FINANCE - BROKER: 4.49%
  8,500,000    Credit Suisse USA, 1.780%, due 10/28/02                8,488,653
  9,500,000    Merrill Lynch & Co., Inc., 1.710%, due 11/21/02        9,476,986
                                                                   ------------
                                                                     17,965,639
                                                                   ------------
               FINANCE - CREDIT CARD: 1.75%
  7,000,000    American Express Credit Corp., 1.773%, due
                 02/14/03                                             6,999,203
                                                                   ------------
               PHARMACEUTICAL: 0.72%
  2,900,000    MMKT Trust, 1.870%, due 06/03/03                       2,900,000
                                                                   ------------
               Total Corporate Notes
                 (Cost $77,791,732)                                  77,791,732
                                                                   ------------
               TOTAL INVESTMENTS IN SECURITIES
                 (COST $ 408,281,536)*               102.03%       $408,281,536
               OTHER ASSETS AND
               LIABILITIES-NET                        -2.03%       $ (8,135,041)
                                                    -------        ------------
               NET ASSETS                            100.00%       $400,146,495
                                                    =======        ============

*    Also represents cost for income tax purposes.

                 See Accompanying Notes to Financial Statements

             DIRECTORS/TRUSTEES AND OFFICERS INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Fund is managed under the direction of th Fund's Board of Directors/Trustees. Information pertaining to the Directors/Trustees of the Fund is set forth below:

                                              TERM OF                                      NUMBER OF
                                            OFFICE AND            PRINCIPAL               PORFOLIOS IN             OTHER
                            POSITION(S)      LENGTH OF          OCCUPATION(S)             FUND COMPLEX         DIRECTORSHIPS
  NAME, ADDRESS              HELD WITH         TIME              DURING THE               OVERSEEN BY             HELD BY
    AND AGE                     FUND         SERVED(1)         PAST FIVE YEARS          DIRECTOR/TRUSTEE      DIRECTOR/TRUSTEE
    -------                     ----         ---------         ---------------          ----------------      ----------------
INDEPENDENT DIRECTORS:
Albert E. DePrince, Jr.       Director      Since 1998      Director, Business and             50                   None
3029 St. Johns Drive                                        Economic Research Center
Murfreesboro, Tennessee                                     (1999 - Present) and
Age 61                                                      Professor of Economics and
                                                            Finance, Middle Tennessee
                                                            State University (1991 -
                                                            Present).

Maria T. Fighetti             Director      Since 1994      Associate Commissioner,            50                   None
325 Piermont Road                                           Contract Management --
Closter, New Jersey                                         Health Services for New
Age 59                                                      York City Department of
                                                            Mental Health, Mental
                                                            Retardation and Alcohol
                                                            Services (1996 - Present).

David L. Grove                Director      Since 1991      Private Investor and               50                   None
5 The Knoll                                                 Economic/Financial
Armonk, New York                                            Consultant (December 1985
Age 84                                                      - Present).

Sidney Koch                   Director      Since 1994      Financial Adviser and              50                   None
455 East 86th Street                                        Self-Employed
New York, New York                                          (January 1993 - Present).
Age 67

Corine T. Norgaard            Director      Since 1991      Dean, Barney School of             50                   None
556 Wormwood Hill Mansfield                                 Business, University of
Center, Connecticut                                         Hartford (August 1996 -
Age 65                                                      Present).

Edward T. O'Dell              Director      Since 2002      Formerly, Partner/Chairman         50                   None
90 Wildwood Road                                            of Financial Service Group,
Andover, MA 01810                                           Goodwin Proctor LLP
Age 67                                                      (January 1970 - September
                                                            2000); Chairman,
                                                            Committee I --
                                                            International Bar
                                                            Association (1995 -
                                                            1999).

--------------------------------------------------------------------------------

                                              TERM OF                                      NUMBER OF
                                            OFFICE AND            PRINCIPAL               PORFOLIOS IN             OTHER
                            POSITION(S)      LENGTH OF          OCCUPATION(S)             FUND COMPLEX         DIRECTORSHIPS
  NAME, ADDRESS              HELD WITH         TIME              DURING THE               OVERSEEN BY             HELD BY
    AND AGE                     FUND         SERVED(1)         PAST FIVE YEARS          DIRECTOR/TRUSTEE      DIRECTOR/TRUSTEE
    -------                     ----         ---------         ---------------          ----------------      ----------------
INDEPENDENT DIRECTORS:

J. Scott Fox(2)               Director      Since 1997      Chief Executive Officer            50            Director, IPC Financial
10 State House Square                                       (July 2001 - Present),                           Network, Inc. (January
Hartford, Connecticut                                       President (April 2001 -                          2001 - Present)
Age: 47                                                     Present), Director and
                                                            Chief Operating Officer
                                                            (April 1996 - Present),
                                                            Aeltus Investment
                                                            Management, Inc. Executive
                                                            Vice President (April 2001
                                                            - Present), Director and
                                                            Chief Operating Officer
                                                            (February 1995 - Present),
                                                            Aeltus Capital Inc.
                                                            Formerly, Chief Financial
                                                            Officer (April 1996 - July
                                                            2001) and Managing
                                                            Director (April 1996 -
                                                            April 2001), Aeltus
                                                            Investment Management,
                                                            Inc.; Chief Financial
                                                            Officer, Managing Director
                                                            (February 1995 - April
                                                            2001), Aeltus Capital,
                                                            Inc; Senior Vice President
                                                            - Operations, Aetna Life
                                                            Insurance and Annuity
                                                            Company (March 1997 -
                                                            December 1997).

--------------------------------------------------------------------------------

                                              TERM OF                                      NUMBER OF
                                            OFFICE AND            PRINCIPAL               PORFOLIOS IN             OTHER
                            POSITION(S)      LENGTH OF          OCCUPATION(S)             FUND COMPLEX         DIRECTORSHIPS
  NAME, ADDRESS              HELD WITH         TIME              DURING THE               OVERSEEN BY             HELD BY
    AND AGE                     FUND         SERVED(1)         PAST FIVE YEARS          DIRECTOR/TRUSTEE      DIRECTOR/TRUSTEE
    -------                     ----         ---------         ---------------          ----------------      ----------------
INDEPENDENT DIRECTORS:

Thomas J. McInerney(3)        Director      Since 2002      Chief Executive Officer,          154            Mr. McInerney serves as
7337 E. Doubletree Ranch Rd.                                ING U.S. Financial                               a Director/Trustee of
Scottsdale, Arizona 85258                                   Services (September 2001 -                       Aeltus Investment
Age: 46                                                     Present); General Manager                        Management, Inc. (1997
                                                            and Chief Executive                              to present); each of
                                                            Officer, ING U.S. Worksite                       the Aetna Funds (April
                                                            Financial Services                               2002 to present); the
                                                            (December 2000 - Present);                       Ameribest Life
                                                            Member, ING Americas                             Insurance Co. (2001 to
                                                            Executive Committee (2001                        present); Equitable
                                                            - Present); President,                           Life Insurance Co.
                                                            Chief Executive Officer                          (2001 to present);
                                                            and Director of Northern                         First Columbine Life
                                                            Life Insurance Company                           Insurance Co. (2001 to
                                                            (2001 - Present), ING                            present); Golden
                                                            Aeltus Holding Company,                          American Life Insurance
                                                            Inc. (2000 - Present), ING                       Co. (2001 to present);
                                                            Retail Holding Company                           Life Insurance Company
                                                            (2000 - Present), ING Life                       of Georgia (2001 to
                                                            Insurance and Annuity                            present); Midwestern
                                                            Company (1997 - Present)                         United Life Insurance
                                                            and ING Retirement                               Co. (2001 to present);
                                                            Holdings, Inc. (1997 -                           ReliaStar Life
                                                            Present). Formerly,                              Insurance Co. (2001 to
                                                            General Manager and Chief                        present); Security Life
                                                            Executive Officer, ING                           of Denver (2001 to
                                                            Worksite Division                                present); Security
                                                            (December 2000 - October                         Connecticut Life
                                                            2001), President, ING-SCI,                       Insurance Co. (2001 to
                                                            Inc. (August 1997 -                              present); Southland
                                                            December 2000); President,                       Life Insurance Co.
                                                            Aetna Financial Services                         (2001 to present); USG
                                                            (August 1997 - December                          Annuity and Life
                                                            2000); Head of National                          Company (2001 to
                                                            Accounts, Core Sales and                         present); and United
                                                            Marketing, Aetna U.S.                            Life and Annuity
                                                            Healthcare (April 1996 -                         Insurance Co. Inc
                                                            March 1997); Head of                             (March 2001 to
                                                            Corporate Strategies,                            present), and a Trustee
                                                            Aetna Inc. (July 1995 -                          of the GCG Trust
                                                            April 1996) and has held a                       (February 2002 to
                                                            variety of line and                              present). Mr. McInerney
                                                            corporate staff positions                        is a member of the
                                                            since 1978.                                      Board of the National
                                                                                                             Commission on
                                                                                                             Retirement Policy; the
                                                                                                             Governor's Council on
                                                                                                             Economic
                                                                                                             Competitiveness and
                                                                                                             Technology of
                                                                                                             Connecticut; the Board
                                                                                                             of Directors of the
                                                                                                             Connecticut Business
                                                                                                             and Industry
                                                                                                             Association; the Board
                                                                                                             of Trustees of the
                                                                                                             Bushnell; the Board for
                                                                                                             the Connecticut Forum;
                                                                                                             and the Board of the
                                                                                                             Metro Hartford Chamber
                                                                                                             of Commerce; and is
                                                                                                             Chairman of Concerned
                                                                                                             Citizens for Effective
                                                                                                             Government

--------------------------------------------------------------------------------

OFFICERS

Information about the Fund's officers are set forth in the table below:

                                                                                              PRINCIPAL
                                                        TERM OF OFFICE                      OCCUPATION(S)
       NAME, ADDRESS                POSITIONS           AND LENGTH OF                        DURING THE
          AND AGE                 HELD WITH FUND        TIME SERVED(1)                     PAST FIVE YEARS
          -------                 --------------        --------------                     ---------------
OFFICERS:
James M. Hennessy                President, Chief      March 2002 -          President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.     Executive Officer     Present (for ING      ING Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258        and Chief             Funds)                Services, LLC, ING Advisors, Inc., ING
Age: 53                          Operating Officer                           Investments, LLC, Lexington Funds
                                                                             Distributor, Inc., Express America T.C. Inc.
                                 President, Chief      February 2001 -       and EAMC Liquidation Corp. (since
                                 Executive Officer     March 2002 (for       December 2001); Executive Vice
                                 and Chief             Pilgrim Funds)        President and Chief Operating Officer of
                                 Operating Officer                           ING Quantitative Management, Inc.
                                                                             (since October 2001) and ING Funds
                                 Chief Operating       July 2000 -           Distributor, LLC (since June 2000).
                                 Officer               February 2001 (for    Formerly, Senior Executive Vice President
                                                       Pilgrim Funds)        (June 2000 - December 2000) and
                                                                             Secretary (April 1995 - December 2000)
                                                                             of ING Capital Corporation, LLC, ING
                                                                             Funds Services, LLC, ING Investments,
                                                                             LLC, ING Advisors, Inc., Express America
                                                                             T.C. Inc., and EAMC Liquidation Corp.;
                                                                             and Executive Vice President, ING Capital
                                                                             Corporation, LLC and its affiliates (May
                                                                             1998 - June 2000) and Senior Vice
                                                                             President, ING Capital Corporation, LLC
                                                                             and its affiliates (April 1995 - April 1998).

Stanley D. Vyner                 Executive Vice        March 2002 -          Executive Vice President of ING Advisors,
7337 E. Doubletree Ranch Rd.     President             Present (for the      Inc. and ING Investments, LLC (since July
Scottsdale, Arizona 85258                              ING Funds)            2000) and Chief Investment Officer of
Age: 52                                                                      the International Portfolios, ING
                                 Executive Vice        July 1996 - March     Investments, LLC (since July 1996).
                                 President             2002 (for             Formerly, President and Chief Executive
                                                       international         Officer of ING Investments, LLC (August
                                                       portfolios of the     1996 - August 2000).
                                                       Pilgrim Funds)

Mary Lisanti                     Executive Vice        March 2002 -          Executive Vice President of ING
7337 E. Doubletree Ranch Rd.     President             Present (for ING      Investments, LLC and ING Advisors, Inc.
Scottsdale, Arizona 85258                              Funds)                (since November 1999) and of ING
Age: 46                                                                      Quantitative Management, Inc. (since
                                 Executive Vice        May 1998 - March      July 2000); Chief Investment Officer of
                                 President             2002 (for domestic    the Domestic Equity Portfolios, ING
                                                       equity portfolios     Investments, LLC (since 1999). Formerly,
                                                       of the Pilgrim        Executive Vice President and Chief
                                                       Funds)                Investment Officer for the Domestic
                                                                             Equity Portfolios of Northstar Investment
                                                                             Management Corporation, whose name changed to
                                                                             Pilgrim Advisors, Inc. and subsequently
                                                                             became part of ING Investments, LLC (May 1998
                                                                             - October 1999); Portfolio Manager with
                                                                             Strong Capital Management (May 1996 - 1998);
                                                                             a Managing Director and Head of Small- and
                                                                             Mid-Capitalization Equity Strategies at
                                                                             Bankers Trust Corp. (1993-1996).

--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                        TERM OF OFFICE                      OCCUPATION(S)
       NAME, ADDRESS                POSITIONS           AND LENGTH OF                        DURING THE
          AND AGE                 HELD WITH FUND        TIME SERVED(1)                     PAST FIVE YEARS
          -------                 --------------        --------------                     ---------------
OFFICERS:
Michael J. Roland                Executive Vice        March 2002 -          Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.     President,            Present (for ING      Officer and Treasurer of ING Funds
Scottsdale, Arizona 85258        Assistant Secretary   Funds)                Services, LLC, ING Funds Distributor, LLC,
Age: 44                          and Principal                               ING Advisors, Inc., ING Investments, LLC,
                                 Financial Officer                           ING Quantitative Management, Inc.,
                                                                             Lexington Funds Distributor, Inc., Express
                                 Senior Vice           June 1998 - March     America T.C. Inc. and EAMC Liquidation
                                 President and         2002 (for Pilgrim     Corp. (since December 2001). Formerly,
                                 Principal Financial   Funds)                Senior Vice President, ING Funds Services,
                                 Officer                                     LLC, ING Investments, LLC, and ING
                                                                             Funds Distributor, LLC (June 1998 - December
                                                                             2001) and Chief Financial Officer of Endeavor
                                                                             Group (April 1997 - June 1998).

Ralph G. Norton III              Senior Vice           March 2002 -          Senior Vice President of ING Investment
7337 E. Doubletree Ranch Rd.     President             Present (for ING      Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258                              Funds)                (since October 2001) and Chief
Age: 43                                                                      Investment Officer of the Fixed Income
                                 Senor Vice            August 2001 -         Portfolios, ING Investments, LLC (since
                                 President             March 2002 (for       October 2001). Formerly, Senior Market
                                                       fixed income          Strategist, Aeltus Investment
                                                       portfolios of the     Management, Inc. (January 2001 -
                                                       Pilgrim Funds)        August 2001) and Chief Investment Officer,
                                                                             ING Investments,LLC (1990 - January 2001).

Robert S. Naka                   Senior Vice           March 2002 -          Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.     President and         Present (for the      Secretary of ING Funds Services, LLC, ING
Scottsdale, Arizona 85258        Assistant Secretary   ING Funds)            Funds Distributor, LLC, ING Advisors, Inc.,
Age: 39                                                                      ING Investments, LLC, ING Quantitative
                                 Senior Vice           November 1999 -       Management, Inc. (since October 2001)
                                 President and         March 2002 (for       and Lexington Funds Distributor, Inc.
                                 Assistant Secretary   Pilgrim Funds)        (since December 2001). Formerly, Vice
                                                                             President, ING Investments, LLC (April
                                 Assistant Secretary   July 1994 -           1997 - October 1999), ING Funds Services,
                                                       November 1999         LLC (February 1997 - August 1999) and
                                                       (for Pilgrim Funds)   Assistant Vice President, ING Funds
                                                                             Services, LLC (August 1995 - February
                                                                             1997).

Robyn L. Ichilov                 Vice President and    March 2002 -          Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.     Treasurer             Present (for ING      (since October 2001) and ING
Scottsdale, Arizona 85258                              Funds)                Investments, LLC (since August 1997);
Age: 35                                                                      Accounting Manager, ING Investments,
                                 Vice President and    May 1998 - March      LLC (since November 1995).
                                 Treasurer             2002 (for Pilgrim
                                                       Funds)

                                 Vice President        November 1997 -
                                                       May 1998 (for
                                                       Pilgrim Funds)

--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                        TERM OF OFFICE                      OCCUPATION(S)
       NAME, ADDRESS                POSITIONS           AND LENGTH OF                        DURING THE
          AND AGE                 HELD WITH FUND        TIME SERVED(1)                     PAST FIVE YEARS
          -------                 --------------        --------------                     ---------------
OFFICERS:
Kimberly A. Anderson             Vice President and    March 2002 -          Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.     Secretary             Present (for ING      Management, Inc. (since October 2001);
Scottsdale, Arizona 85258                              Funds)                Vice President and Assistant Secretary of
Age: 38                                                                      ING Funds Services, LLC, ING Funds
                                                       February 2001 -       Distributor, LLC, ING Advisors, Inc., ING
                                                       March 2002 (for       Investments, LLC (since October 2001)
                                                       Pilgrim Funds)        and Lexington Funds Distributor, Inc.
                                                                             (since December 2001). Formerly, Assistant
                                                                             Vice President of ING Funds Services, LLC
                                                                             (November 1999 - January 2001) and has held
                                                                             various other positions with ING Funds
                                                                             Services, LLC for more than the last five
                                                                             years.

----------
(1) Directors/Trustees serve until their successors are duly elected and qualified.
(2) Mr. Fox is an "Interested Person", as defined in the 1940 Act, because of his affiliation with Aeltus Investment Management, Inc., an affiliate of ING Investments, LLC.
(3) Mr. McInerney is an "Interested Person", as defined in the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

AFBCRSAR 0902-112002